Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future lease payments
The following is a schedule of minimum future lease payments with commitments that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2013.

Year Ending December 31,	Office and Equipment Leases

2014	$667
2015	682
2016	505
2017	301
2018	25
Thereafter	—
Total	$2,180

Schedule of rent expense	The following table presents rent expense for the years ended December 31, 2013, 2012 and 2011.

	For the years ended
	December 31,
	2013	2012	2011
Rent Expense	$571	$547	$74